Shareholder Report, Line Graph (Details) 191462_CrossingBridge Ultra-Short Duration Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)						12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2025
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Accumulated Value	$ 11,335	$ 10,670	$ 10,119	$ 10,007	$ 10,000	$ 11,937
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value	9,594	8,600	8,544	10,005	10,000	$ 9,871
ICE BofA 0 Year U.S. Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA 0-1 Year U.S. Corporate Bond Index
Accumulated Value	11,058	10,400	9,902	10,009	10,000	$ 11,596
ICE BofA 0 Year US Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA 0-1 Year U.S. Treasury Index
Accumulated Value	11,005	10,417	9,982	10,003	10,000	$ 11,484
ICE BofA 0-3 Year US Fixed Rate Asset Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index
Accumulated Value	$ 10,845	$ 10,102	$ 9,716	$ 10,012	$ 10,000	$ 11,371